Investment in affiliates and available-for-sale securities (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended		5 Months Ended	6 Months Ended
	Jan. 31, 2019	Feb. 28, 2019	Feb. 28, 2018	Jun. 30, 2020	Jun. 30, 2019	May 21, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Schedule Of Equity Method Investments [Line Items]
Equity in net (losses)/ earnings of affiliated companies				$ 9,445	$ (16,779)		$ 3,308	$ (12,502)
Investments in affiliates				63,498	72,512		63,498	72,512	$ 64,352
Other than temporary impairment loss on investments				0	0		6,050	0
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Equity in net (losses)/ earnings of affiliated companies				$ 0	328		$ 0	656
Partners capital account units acquisitions		518
Payments to acquire investment		$ 8
Navios Partners | Navios Holdings
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings		2.00%
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Private placement of units to directors and/or officers		25,396
Stockholders' equity, Reverse stock split						1-for-15 reverse stock split
Navios Partners | Share Repurchase Program
Schedule Of Equity Method Investments [Line Items]
Share repurchase program, Authorized amount	$ 50,000
Stock repurchase program period in force	2 years
Number of shares repurchased							312,952
Navios Acquisition | Share Repurchase Program
Schedule Of Equity Method Investments [Line Items]
Share repurchase program, Authorized amount			$ 25,000
Stock repurchase program period in force			2 years
Number of shares repurchased							735,251
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Common units held by Navios Holdings				2,070,216			2,070,216
Difference between carrying amount of investment and underlying equity in net assets of equity method investee				$ 98,270			$ 98,270		101,492
Equity in net (losses)/ earnings of affiliated companies				$ (1,127)	902		$ (2,354)	3,153
Ownership percentage of Navios Holdings				18.50%			18.50%
Investments in affiliates				$ 31,520			$ 31,520		35,116
Dividends received				621	690		1,242	1,380
Market value of the investment				20,102			20,102
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee				73,605			73,605		79,477
Equity in net (losses)/ earnings of affiliated companies				$ 10,650	(4,728)		$ 12,207	(3,262)
Ownership percentage of Navios Holdings				30.50%			30.50%
Investments in affiliates				$ 29,182			$ 29,182		$ 19,894
Dividends received				1,460	2,766		2,919	$ 2,919
Market value of the investment				$ 19,801			$ 19,801
Other than temporary impairment loss on investments					$ 13,543